JPMorgan International Equity Fund Investment Objectives and Goals - R2 R5 R6 Shares [Member] - JPMorgan International Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JIEZX; R5/JIERX; R6/JNEMX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.